SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Ironwood Investment Counsel, LLC
Address: 	11801 N. Tatum Blvd., Suite 224
	 	Phoenix, AZ 85028



Form 13F File Number:  28- 11471

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: PAUL W. ALSTON, III
Title:
Phone: 602-493-4042

Signature, Place, and Date of Signing:

   PAUL W. ALSTON, III     Phoenix, AZ                 August 8, 2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:               110
                                                  -----------------------

Form 13F Information Table Value Total:             112270 (x 1000)
                                                  -----------------------


List of Other Included Managers:

                          Ironwood Investment Counsel, LLC
                           Form 13F Information Table





FORM 13F INFORMATION TABLE

         COLUMN 1                 COLUMN 2       COLUMN 3  COLUMN 4         COLUMN 5    COLUMN 6 COLUMN7     COLUMN 8
                                                             VALUE    SHARES/  SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT  PRN CALL DSCRETN MANAGERS SOLE  SHARED  NONE
----------------------------------------------------------------------------------------------------------------------------
3M Co                          COM              88579y101     1402    15652 SH            SOLE          12352           3300
Abbott Labs                    COM              002824100     1340    20785 SH            SOLE          10485          10300
Accenture PLC                  SHS CL A         G1151C101      808    13450 SH            SOLE          13450
Air Prods & Chems Inc          COM              009158106      349     4325 SH            SOLE           1325           3000
American Express               COM              025816109      959    16471 SH            SOLE          16471
Apple Computer Inc             COM              037833100     1268     2171 SH            SOLE           2171
AT&T                           COM              00206R102     1228    34437 SH            SOLE          33020           1417
Auto Data Processing           COM              053015103     1436    25799 SH            SOLE          15449          10350
B O K Financial Cp New         COM NEW          05561Q201      696    11957 SH            SOLE           1075          10882
Bancfirst Corp Oklahoma        COM              05945F103     1014    24200 SH            SOLE            200          24000
Bank of America Corp           COM              060505104      524    64043 SH            SOLE          59423           4620
Bard                           COM              067383109      230     2145 SH            SOLE           2145
Becton Dickinson & Co          COM              075887109      428     5720 SH            SOLE           2720           3000
Berkshire Hathaway Cl A        COM              084670108     1249       10 SH            SOLE                            10
BHP Billiton Ltd ADR           Spons ADR        05545E209      395     6044 SH            SOLE             44           6000
BRE Properties Inc             CL A             05564E106      280     5600 SH            SOLE           5600
Broadridge Financial Solutions COM              11133T103      226    10640 SH            SOLE          10640
Brown & Brown Inc              COM              115236101      552    20240 SH            SOLE          20240
Capital One Financial          COM              14040H105      333     6087 SH            SOLE           6087
Caterpillar Inc                COM              149123101      403     4745 SH            SOLE           4745
Charles Schwab Corp            COM              808513105      511    39483 SH            SOLE          37483           2000
Chevron Corp                   COM              166764100     1417    13436 SH            SOLE          13436
Church & Dwight Co Inc         COM              171340102      438     7900 SH            SOLE           5800           2100
Cisco Systems Inc              COM              17275R102     1348    78496 SH            SOLE          63496          15000
Citigroup Inc                  COM              172967101      321    11711 SH            SOLE          11711
Clorox Company                 COM              189054109     1203    16600 SH            SOLE          10100           6500
Coca Cola                      COM              191216100     1286    16445 SH            SOLE           6909           9536
Colgate Palmolive Co           COM              194162103      584     5611 SH            SOLE            611           5000
Costco                         COM              22160k105      815     8575 SH            SOLE           8275            300
Devon Energy                   COM              25179m103     1445    24915 SH            SOLE          13990          10925
Disney Walt Co                 COM              254687106      986    20325 SH            SOLE          18325           2000
Duke Energy Corp               COM              26441C204      202     8767 SH            SOLE           8767
Eaton Corp                     COM              278058102      317     8000 SH            SOLE                          8000
Eli Lilly & Co                 COM              532457108      300     7000 SH            SOLE           2000           5000
Emerson Electric               COM              291011104     1937    41575 SH            SOLE          20375          21200
Express Scripts Inc            COM              30219G108      274     4904 SH            SOLE           1711           3193
Exxon Mobil                    COM              30231G102     9130   106697 SH            SOLE          61494          45203
Fastenal Co                    COM              311900104      202     5000 SH            SOLE           5000
Federated Investors            COM              314211103      388    17780 SH            SOLE          12780           5000
General Electric               COM              369604103     2870   137739 SH            SOLE         102720          35019
General Mills Inc              COM              370334104      308     8000 SH            SOLE                          8000
Genuine Parts Co               COM              372460105      301     5000 SH            SOLE                          5000
Google Inc Class A             CL A             38259P508      218      375 SH            SOLE            325             50
Grainger                       COM              384802104      210     1100 SH            SOLE           1100
Hewlett-Packard Company        COM              428236103      266    13252 SH            SOLE          13252
Heinz HJ Co                    COM              423074103      397     7300 SH            SOLE           7300
Home Depot                     COM              437076102     1701    32093 SH            SOLE          29093           3000
IBM                            COM              459200101     2167    11082 SH            SOLE           5080           6002
Illinois Tool Works            COM              452308109      304     5750 SH            SOLE           5750
Intel                          COM              458140100      691    25925 SH            SOLE          23925           2000
iShares Tr                     BARCLAYS AGG BD  464287226      219     1967 SH            SOLE           1967
iShares Tr                     BARCLYS TIPS BD  464287176      871     7279 SH            SOLE           4079           3200
iShares Tr                     iBoxx HI YLD COR 464288513      415     4543 SH            SOLE           4543
iShares Tr                     iBOXX INV GRADE  464287242      202     1718 SH            SOLE           1718
iShares Tr                     MSCI ACWI IDX    464288240     1785    48000 SH            SOLE                         48000
iShares                        MSCI EAFE IDX    464287465      266     5316 SH            SOLE           4316           1000
iShares                        MSCI EMERG MKTS  464287234      311     7944 SH            SOLE           7444            500
iShares                        RUSSELL 1000 GRW 464287614     8173   129252 SH            SOLE         129252
iShares                        S&P 500 INDEX    464287200     7985    58394 SH            SOLE          58394
iShares                        US PFD STK IDX   464288687      260     6652 SH            SOLE           6652
Johnson & Johnson              COM              478160104     3485    51581 SH            SOLE          41181          10400
Kinder Morgan Mgmt LLC         SHS              49455U100     2177    29653 SH            SOLE          18814          10839
Kraft Foods Inc                CL A             50075N104     2090    54105 SH            SOLE          35405          18700
Legg Mason                     COM              524901105      274    10405 SH            SOLE          10405
McDonalds                      COM              580135101     1921    21696 SH            SOLE          11696          10000
McGraw Hill                    COM              580645109      280     6215 SH            SOLE           5615            600
Medtronic Inc                  COM              585055106     1247    32188 SH            SOLE          25188           7000
Merck & Co                     COM              589331107      943    22575 SH            SOLE           1955          20620
Microsoft                      COM              594918104     2804    91675 SH            SOLE          62334          29341
MV Oil Trust                   COM              553859109      553    16400 SH            SOLE           2400          14000
New Gold CDA                   COM              644535106      285    30000 SH            SOLE                         30000
Northern Trust 	Corp           COM              665859104      299     6500 SH            SOLE           6500
Novartis A G                   COM              66987V109      544     9727 SH            SOLE           4727           5000
OGE Energy Corp.               COM              670837103      528    10200 SH            SOLE            200          10000
Omnicare Inc                   COM              681904108      413    13229 SH            SOLE          13229
Pall Corp                      COM              696429307      314     5728 SH            SOLE           5728
Panhandle Oil & Gas Inc        COM              698477106      226     7500 SH            SOLE                          7500
Park Sterling Corp             COM              70086Y105       47    10000 SH            SOLE                         10000
Paychex Inc                    COM              704326107      761    24220 SH            SOLE          14220          10000
Pepsico Inc                    COM              713448108     1760    24909 SH            SOLE          19909           5000
Pfizer                         COM              717081103     1555    67605 SH            SOLE          56729          10876
Pinnacle West Capital Cp       COM              723484101      403     7780 SH            SOLE           7780
Powershares DB Cmdy Idx Tra    UNIT BEN INT     73935S105      211     8200 SH            SOLE           8200
Powershares ETF TR             FTS RAFI US 1000 73935X583      227     3901 SH            SOLE           3901
Powershares QQQ                UNIT SER 1       73935A104      670    10435 SH            SOLE          10435
Procter & Gamble               COM              742718109     2698    44047 SH            SOLE          18947          25100
Ramtron International Corp     COM              751907304       35    11754 SH            SOLE          11754
Royal Dutch Shell A Adrf       COM              780259206      364     5400 SH            SOLE           5400
Royal Dutch Shell PLC Cl B     COM              780259107      245     3500 SH            SOLE           3500
Sigma Aldrich Corp             COM              826552101      747    10100 SH            SOLE           5100           5000
SPDR S&P 500 ETF TR            TR UNIT          78462F103      309     2269 SH            SOLE           2269
State Street Corp              COM              857477103      359     8050 SH            SOLE           6450           1600
Stryker                        COM              863667101      522     9475 SH            SOLE           4475           5000
Sysco                          COM              871829107     1128    37826 SH            SOLE          34826           3000
T. Rowe Price Group Inc        COM              74144t108      554     8800 SH            SOLE           6800           2000
Target                         COM              87612E106      660    11337 SH            SOLE           6737           4600
Techne Corp Common             COM              878377100      297     4000 SH            SOLE                          4000
The Southern Company           COM              842587107      213     4600 SH            SOLE           4600
United Parcel Service B        COM              911312106     1075    13646 SH            SOLE          11646           2000
US Bancorp                     COM              902973304     1428    44415 SH            SOLE          36127           8288
Vanguard Emerg Mkt ETF         MSCI EMR MKT ETF 922042858     1687    42255 SH            SOLE          39655           2600
Vanguard Total BD MKT          TOTAL BND MRKT   921937835      275     3255 SH            SOLE           3255
Verizon Communications         COM              92343v104      884    19882 SH            SOLE          19482            400
VOC Energy Trust               TR UNIT          91829B103      309    17000 SH            SOLE           2000          15000
Walgreen Company               COM              931422109     1316    44500 SH            SOLE          44500
Wal Mart Stores Inc            COM              931142103     1863    26723 SH            SOLE          21010           5713
Wellpoint Inc                  COM              94973V107      271     4250 SH            SOLE           4250
Western Union                  COM              959802109      982    58292 SH            SOLE          48292          10000
Windstream Corp                COM              97381W104      270    27931 SH            SOLE          12830          15101
Xilinx Inc                     COM              983919101     1620    48269 SH            SOLE          48269


REPORT SUMMARY                                      TOTAL   $ 112270 (x 1000)


